Summary of Significant Accounting Policies - Schedule of Error Correction and Prior Period Adjustments (Details) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cumulative translation adjustment	$ (201,000)	$ 66,000	$ (1,528,000)	$ 11,079,000	$ (6,910,000)	$ (86,000)	$ 4,169,000	$ 2,641,000	$ 1,257,000	$ 476,000	$ (392,000)
Designated derivatives, fair value adjustments	(3,779,000)	(8,386,000)	(3,785,000)	2,336,000	(90,000)	(12,214,000)	2,246,000	(1,539,000)	556,000	(6,384,000)	754,000
Other comprehensive income (loss)	$ (3,980,000)	(8,320,000)	(5,313,000)	13,415,000	(7,000,000)	$ (12,300,000)	6,415,000	1,102,000	1,813,000	(5,908,000)	$ 362,000
As originally reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cumulative translation adjustment		2,996,000	836,000	9,047,000	(14,534,000)		(5,487,000)	(4,651,000)	(5,169,000)	(11,990,000)
Designated derivatives, fair value adjustments		(11,316,000)	(6,149,000)	4,368,000	7,534,000		11,902,000	5,753,000	6,982,000	6,082,000
Other comprehensive income (loss)		(8,320,000)	(5,313,000)	13,415,000	(7,000,000)		6,415,000	1,102,000	1,813,000	(5,908,000)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cumulative translation adjustment		(2,930,000)	(2,364,000)	2,032,000	7,624,000		9,656,000	7,292,000	6,426,000	12,466,000
Designated derivatives, fair value adjustments		2,930,000	2,364,000	(2,032,000)	(7,624,000)		(9,656,000)	(7,292,000)	(6,426,000)	(12,466,000)
Other comprehensive income (loss)		$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0